SHARE-BASED PAYMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Under this Stock Option Plan, unless otherwise determined by the board at the time of the granting of the options, 25% of the options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date. As per the determination of the board, (a) the stock options granted on June 24, 2019, December 6, 2019 and January 14, 2020 and certain stock options granted on September 15, 2020 fully vested on the 4 month anniversary of the grant date, and (b) other stock options granted on September 15, 2020 vested on the grant date.
Share-based payments	$ 289,665	$ 154,789	$ 1,676
Vesting of fair value at the date of grant of stock options previously granted	135,876
Expected dividend, share options granted
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	0.26%
Expected volatility, share options granted	84.72%
Option life, share options granted	2
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	1.66%
Expected volatility, share options granted	128.69%
Option life, share options granted	3